Income Taxes - Summary of the amounts and expiry dates of tax attributes (Detail) - USD ($) $ in Thousands	Nov. 30, 2022	Nov. 30, 2021
Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Research and development expenses, without time limitation	$ 86,768	$ 89,740
Excess of tax value of property and equipment over carrying value	1,000	868
Excess of tax value of intellectual property and patent fees over carrying value	10,765	11,522
Available deductions and other	69,448	60,940
Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Research and development expenses, without time limitation	105,174	109,034
Excess of tax value of property and equipment over carrying value	454	838
Excess of tax value of intellectual property and patent fees over carrying value	10,765	11,518
Available deductions and other	28,034	16,607
2027 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	5,569	5,960
2027 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	5,561	5,952
2028 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	34,110	36,877
2028 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	16,426	17,949
2029 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	14,494	15,513
2029 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	12,250	13,111
2030 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	8,510	9,109
2030 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	8,507	9,105
2031 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	17,525	18,758
2031 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	15,556	16,651
2032 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	11,874	12,709
2032 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	10,902	11,669
2033 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	8,532	9,132
2033 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	8,451	9,046
2034 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	7,813	8,362
2034 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	7,744	8,289
2037 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	6,972	7,462
2037 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	6,889	7,373
2038 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	2,034	2,177
2038 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	1,958	2,095
2039 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	1,340	1,434
2039 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	1,302	1,394
2040 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	7,317	7,832
2040 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	7,292	7,805
2041 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	19,350	21,220
2041 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	19,276	$ 21,153
2042 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	31,181
2042 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	$ 31,190